Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Significant Accounting Policies and Practices [Abstract]
Basis of Presentation

Basis of Presentation

The Company’s condensed consolidated financial statements have been prepared in accordance with U.S GAAP and following the requirements of the U.S. Securities and Exchange Commission (“SEC”) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by U.S. GAAP can be condensed or omitted. These interim financial statements have been prepared on the same basis as the Company’s annual financial statements and, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, which are necessary for a fair statement of the Company’s financial information. These interim results are not necessarily indicative of the results to be expected for the year ending December 31, 2026, or any other interim period or for any other future year. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto for the year ended December 31, 2025, included in the Company’s 2025 Annual Report filed with the OTCQB. The consolidated balance sheet as of December 31, 2025, has been derived from audited financial statements at that date but does not include all of the information required by U.S. GAAP for complete financial statements.

Use of Estimates and Critical Accounting Estimates and Assumptions

Use of Estimates and Critical Accounting Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.

These significant accounting estimates or assumptions bear the risk of change due to the fact that there are uncertainties attached to these estimates or assumptions, and certain estimates or assumptions are difficult to measure or value.

Management bases its estimates on historical experience and on various assumptions that are believed to be reasonable in relation to the condensed consolidated financial statements taken as a whole under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.

Management regularly evaluates the key factors and assumptions used to develop the estimates utilizing currently available information, changes in facts and circumstances, historical experience and reasonable assumptions. After such evaluations, if deemed appropriate, those estimates are adjusted accordingly. The Company uses estimates in accounting for, among other items, revenue recognition, allowance for credit losses, stock-based compensation, income tax provisions, and impairment of intangible assets.

Actual results could differ from those estimates.

Use of Estimates and Critical Accounting Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods.

These significant accounting estimates or assumptions bear the risk of change due to the fact that there are uncertainties attached to these estimates or assumptions, and certain estimates or assumptions are difficult to measure or value.

Management bases its estimates on historical experience and on various assumptions that are believed to be reasonable in relation to the consolidated financial statements taken as a whole under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources.

Management regularly evaluates the key factors and assumptions used to develop the estimates utilizing currently available information, changes in facts and circumstances, historical experience and reasonable assumptions. After such evaluations, if deemed appropriate, those estimates are adjusted accordingly. The Company uses estimates in accounting for, among other items, derivatives, acquisitions, revenue recognition, allowance for credit losses, stock-based compensation, income tax provisions, and impairment of intangible assets.

Actual results could differ from those estimates.

Principles of consolidation

Principles of consolidation

The Company consolidates all majority-owned subsidiaries in which the parent’s power to control exists.

As of March 31, 2026 and December 31, 2025, the Company’s consolidated subsidiaries and/or entities are as follows:

		Company Ownership Interest
Name of combined affiliate	State or other jurisdiction of incorporation or organization	March 31, 2026	December 31, 2025
Jerrick Ventures LLC	Delaware	100%	100%
Abacus Tech Pty Ltd	Australia	100%	100%
OG Collection, Inc.	Delaware	20%	20%
Vocal, Inc.	Nevada	20%	20%
S96 NYC, LLC	New York	100%	100%
Fly Flyte, Inc.	New York	-%	80%
Ponderosa Air, LLC	New York	-%	100%

All intercompany balances and transactions have been eliminated.

Principles of consolidation

The Company consolidates all majority-owned subsidiaries in which the parent’s power to control exists.

As of December 31, 2025 and 2024, the Company’s consolidated subsidiaries and/or entities are as follows:

		Company Ownership Interest
Name of combined affiliate	State or other jurisdiction of incorporation or organization	December 31, 2025	December 31, 2024
Jerrick Ventures LLC	Delaware	100%	100%
Abacus Tech Pty Ltd	Australia	100%	100%
OG Collection, Inc.	Delaware	20%	44.00%
Vocal, Inc.	Nevada	20%	41.73%
S96 NYC, LLC	New York	100%	100%

All intercompany balances and transactions have been eliminated.

Although the Company holds a minority equity interest in Vocal, Inc. and OG Collection, Inc. (the “Subsidiaries”), it consolidates these entities in its audited financial statements based on its controlling financial interest.

Under ASC Topic 810, Consolidation, a reporting entity consolidates an entity when it has a controlling financial interest, which is typically evidenced by ownership of a majority voting interest or, in certain circumstances, through contractual or governance rights that provide control. The Company maintains control over the Subsidiaries through its rights to direct key operating, financial, and strategic decisions, including control over budgeting, business plans, and significant transactions.

The Company also provides ongoing financial support to the Subsidiaries, including funding of operations and working capital requirements, and the Subsidiaries are dependent on such support. While employees and other service providers hold a majority of the economic equity interests in the Subsidiaries through stock-based compensation arrangements, these interests do not provide substantive participating rights that would overcome the Company’s control.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value measurement disclosures are grouped into three levels based on valuation factors:

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments and market corroborated inputs)
●	Level 3 – significant unobservable inputs (including Company assumptions in determining the fair value of investments)

The Company’s Level 1 assets/liabilities include cash, accounts receivable, accounts payable, and prepaid and other current assets. Management believes the estimated fair value of these accounts at March 31, 2026 and December 31, 2025 approximate their carrying value as reflected in the condensed consolidated balance sheets due to the short-term nature of these instruments or the use of market interest rates for debt instruments.

The Company does not currently hold any Level 2 assets/liabilities.

The Company’s Level 3 assets/liabilities include goodwill, intangible assets, marketable debt securities, derivative liability and equity investments at cost. Inputs to determine fair value are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined by using model-based techniques, including option pricing models and discounted cash flow models. Unobservable inputs used in the models are significant to the fair values of the assets and liabilities.

The following tables provide a summary of the relevant assets that are measured at fair value on a recurring basis:

	Fair Value Measurements as of March 31, 2026
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities	$96,295	$96,295	$-	$-
Total assets	$96,295	$96,295	$-	$-
Liabilities:
Derivative liabilities	$1,459,084	$-	$-	$1,459,084
Total Liabilities	$1,459,084	$-	$-	$1,459,084
	Fair Value Measurements as of December 31, 2025
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Marketable securities	$251,983	$251,983	$-	$-
Total assets	$251,983	$251,983	$-	$-
Liabilities:
Derivative Liabilities	$1,668,038	$-	$-	1,668,038
Total Liabiities	$1,668,038	$-	$-	$1,668,038

The Company’s marketable equity securities are publicly traded stocks measured at fair value using quoted prices for identical assets in active markets and classified as Level 1 within the fair value hierarchy. There have been no material changes to the Company’s fair value measurement techniques since December 31, 2025, as disclosed in its Annual Report.

The following tables provide a summary of the relevant assets that are measured at fair value on a non-recurring basis:

	Fair Value Measurements as of March 31, 2026
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Preferred stock receivable	$5,614,086	$5,614,086	$-	$-
Intangible assets, net	$25,258	$-	$-	$25,258
Total assets	$5,639,344	$5,614,086	$-	$25,258
	Fair Value Measurements as of December 31, 2025
	Total	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Intangibles assets, net	$28,043	$—	$—	28,043
Total assets	$28,043	$—	$—	$28,043

Fair Value of Financial Instruments

The fair value measurement disclosures are grouped into three levels based on valuation factors:

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments and market corroborated inputs)
●	Level 3 – significant unobservable inputs (including Company assumptions in determining the fair value of investments)

The Company’s Level 1 assets/liabilities include cash, accounts receivable, accounts payable, and prepaid and other current assets. Management believes the estimated fair value of these accounts at December 31, 2025 and 2024 approximate their carrying value as reflected in the consolidated balance sheets due to the short-term nature of these instruments or the use of market interest rates for debt instruments.

The Company does not currently hold any Level 2 assets/liabilities.

The Company’s Level 3 assets/liabilities include goodwill, intangible assets, and derivative liabilities. Inputs to determine fair value are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined by using model-based techniques, including option pricing models and discounted cash flow models. Unobservable inputs used in the models are significant to the fair values of the assets and liabilities.

The following tables provide a summary of the relevant assets and liabilities that are measured at fair value on a recurring basis:

	Fair Value Measurements as of
	December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Marketable securities	$251,983	$251,983	$-	$-
Total assets	$251,983	$251,983	$-	$-
Liabilities:
Derivative liabilities	$-	$-	$-	$1,668,038
Total liabilities	$-	$-	$-	$1,668,038
	Fair Value Measurements as of
	December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Marketable securities	$67,676	$67,676	$-	$-
Total assets	$67,676	$67,676	$-	$-

The Company’s marketable equity securities are publicly traded stocks measured at fair value using quoted prices for identical assets in active markets and classified as Level 1 within the fair value hierarchy. There have been no material changes to the Company’s fair value measurement techniques since December 31, 2024.

The following tables provide a summary of the relevant assets that are measured at fair value on a non-recurring basis:

	Fair Value Measurements as of
	December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Intangible assets	$28,043	$-	$-	$28,043
Goodwill	-	-	-	-
Total assets	$28,043	$-	$-	$28,043
	Fair Value Measurements as of
	December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Intangible assets	$103,550	$-	$-	$103,550
Goodwill	5,415	-	-	5,415
Total assets	$108,965	$-	$-	$108,965

Cash Equivalents

Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.

At times, cash balances may exceed the Federal Deposit Insurance Corporation (“FDIC”) or Financial Claims Scheme (“FCS”) insurable limits. The Company has never experienced any losses related to these balances. The uninsured cash balance as of March 31, 2026 was $0. The Company does not believe it is exposed to significant credit risk on cash and cash equivalents.

Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.

At times, cash balances may exceed the Federal Deposit Insurance Corporation (“FDIC”) or Financial Claims Scheme (“FCS”) insurable limits. The Company has never experienced any losses related to these balances. The uninsured cash balance as of December 31, 2025 was zero. The Company does not believe it is exposed to significant credit risk on cash and cash equivalents.

Concentration of Credit Risk and Other Risks and Uncertainties

Concentration of Credit Risk and Other Risks and Uncertainties

The Company provides credit in the normal course of business. The Company maintains allowances for credit losses on factors surrounding the credit risk of specific customers, historical trends, and other information.

The Company operates in Australia and holds total assets of $0. It is reasonably possible that operations located outside an entity’s home country will be disrupted in the near term.

Concentration of Credit Risk and Other Risks and Uncertainties

The Company provides credit in the normal course of business. The Company maintains allowances for credit losses on factors surrounding the credit risk of specific customers, historical trends, and other information.

The Company operates in Australia and holds total assets of zero. It is reasonably possible that operations located outside an entity’s home country will be disrupted in the near term.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:

Asset Class	Useful Life (Years)
Computers & Software	3
Furniture & Fixtures	2 – 10
Automobile	5
Software	3
Leasehold Improvements*	3
*	Leasehold improvements are amortized over the shorter of the remaining term of the lease or the useful life of the improvement.

Upon sale or retirement of property and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the condensed consolidated statements of operations and comprehensive loss.

Property and Equipment

Property and equipment are recorded at cost, or at fair value at the date of acquisition for assets acquired through business acquisitions. Expenditures for major additions and betterments are capitalized. Maintenance and repairs are charged to operations as incurred. Depreciation is computed by the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the respective assets as follows:

Estimated Useful Life (Years)
Computer equipment and software	3 - 5
Furniture and fixtures	5
Automobile	5

Upon sale or retirement of property and equipment, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the consolidated statements of operations.

Goodwill

Goodwill

Goodwill is not amortized but is subject to periodic testing for impairment in accordance with ASC and ASC Topic 350 “Intangibles – Goodwill and Other – Testing Indefinite-Lived Intangible Assets for Impairment” (“ASC Topic 350”). The Company tests goodwill for impairment on an annual basis as of the last day of the Company’s fiscal year or more frequently if events occur or circumstances change indicating that the fair value of the goodwill may be below its carrying amount. The Company uses an income-based approach to determine the fair value of the reporting units. This approach uses a discounted cash flow methodology and the ability of the reporting units to generate cash flows as measures of fair value of the reporting units.

As of March 31, 2026 and December 31, 2025, the Company has $0 goodwill on its condensed consolidated balance sheets, respectively. The Company recorded no impairment charges during the three months ended March 31, 2026 and 2025.

Goodwill

Goodwill is not amortized but is subject to periodic testing for impairment in accordance with ASC and ASC Topic 350 “Intangibles – Goodwill and Other – Testing Indefinite-Lived Intangible Assets for Impairment” (“ASC Topic 350”). The Company tests goodwill for impairment on an annual basis as of the last day of the Company’s fiscal year or more frequently if events occur or circumstances change indicating that the fair value of the goodwill may be below its carrying amount. The Company uses an income-based approach to determine the fair value of the reporting units. This approach uses a discounted cash flow methodology and the ability of the reporting units to generate cash flows as measures of fair value of the reporting units.

Goodwill of $7,818,805 associated with the Company’s air mobility business is included within assets of discontinued operations as of December 31, 2025 (see Note 13 — Discontinued Operations). As of December 31, 2025 and 2024, goodwill attributable to continuing operations was $0 and $5,415, respectively. During the years ended December 31, 2025 and 2024, the Company recorded an impairment charge within continuing operations of $3,034 and $0, respectively; an additional impairment charge of $223,579 related to the air mobility business is included within loss from discontinued operations.

Impairment of Long-lived Assets Including Acquired Intangible Assets

Impairment of Long-lived Assets Including Acquired Intangible Assets

The Company evaluates the recoverability of property and equipment, and acquired finite-lived intangible assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The evaluation is performed at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate from the use and eventual disposition.

Acquired finite-lived intangible assets are amortized on a straight-line basis over the estimated useful lives of the assets. The Company routinely reviews the remaining estimated useful lives of property and equipment and finite-lived intangible assets. If the Company changes the estimated useful life assumption for any asset, the remaining unamortized balance is amortized or depreciated over the revised estimated useful life. As of March 31, 2026 and December 31, 2025, the Company has $25,258 and $28,043, respectively, of intangible assets on its condensed consolidated balance sheets. The intangible assets presented on the condensed consolidated balance sheets as of March 31, 2026 relate to the Company’s July 2024 acquisition of Studio 96 Publishing.

The breakdown of intangible assets, net of amortization, as of March 31, 2026 was as follows:

Asset Description	Amount
Customer Relations	$4,685
Know-How and Intellectual Property	12,494
Website & Apps	8,079
Total Intangible Assets	$25,258

Amortization expense from continuing operations was $2,784 and $6,631 for the three months ended March 31, 2026 and 2025, respectively.

Impairment of Long-lived Assets Including Acquired Intangible Assets

The Company evaluates the recoverability of property and equipment and acquired finite-lived intangible assets for possible impairment whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. The evaluation is performed at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. Recoverability of these assets is measured by a comparison of the carrying amounts to the future undiscounted cash flows the assets are expected to generate from the use and eventual disposition. During the years ended December 31, 2025 and 2024, the Company recorded $35,723 and $0, respectively, in charges for impairment on intangible assets.

Acquired finite-lived intangible assets are amortized on a straight-line basis over the estimated useful lives of the assets. The Company routinely reviews the remaining estimated useful lives of property and equipment and finite-lived intangible assets. If the Company changes the estimated useful life assumption for any asset, the remaining unamortized balance is amortized or depreciated over the revised estimated useful life. As of December 31, 2025 and 2024, the Company has $28,043 and $103,550, respectively, in net intangible assets on its consolidated balance sheets. Amortization expense was $39,873 and $0 for the years ended December 31 2025 and 2024, respectively, recorded under general and administrative expenses on the consolidated statements of operations.

Commitments and Contingencies

Commitments and Contingencies

The Company follows subtopic 450-20 of the Financial Accounting Standards Board (“FASB”) to report accounting for contingencies. Certain conditions may exist as of the date the condensed consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s condensed consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed.

Commitments and Contingencies

The Company follows subtopic 450-20 of the FASB to report accounting for contingencies. Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed.

Foreign Currency

Foreign Currency

Foreign currency denominated assets and liabilities are translated into U.S. dollars using the exchange rates in effect at the condensed consolidated balance sheet dates. Results of operations and cash flows are translated using the average exchange rates throughout the periods. The effect of exchange rate fluctuations on the translation of assets and liabilities is included as a component of stockholders’ equity in accumulated other comprehensive loss. Gains and losses from foreign currency transactions, which are included in operating expenses, have not been significant in any period presented.

Foreign Currency

Foreign currency denominated assets and liabilities are translated into U.S. dollars using the exchange rates in effect at the consolidated balance sheet dates. Results of operations and cash flows are translated using the average exchange rates throughout the periods. The effect of exchange rate fluctuations on the translation of assets and liabilities is included as a component of stockholders’ deficit in accumulated other comprehensive loss. Gains and losses from foreign currency transactions, which are included in operating expenses, have not been significant in any period presented.

Derivative Liability

Derivative Liability

The Company evaluates its debt and equity issuances to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with paragraph 815-10-05-4 and Section 815-40-25 of the FASB ASC. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market each balance sheet date and recorded as either an asset or a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the condensed consolidated statements of operations and comprehensive loss as other income or expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the date of conversion or exercise or cancellation and then the related fair value is reclassified to equity. Upon extinguishment or cancellation of a derivative instrument, any difference between the fair value and the settlement amount is recognized as a gain or loss under change in derivative liability on the condensed consolidated statements of operations and comprehensive loss.

In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the condensed consolidated balance sheets as current or non-current based on whether or not net-cash settlement of the derivative instrument is expected within 12 months of the condensed consolidated balance sheet dates.

The Company adopted Section 815-40-15 of the FASB ASC (“Section 815-40-15”) to determine whether an instrument (or an embedded feature) is indexed to the Company’s own stock. Section 815-40-15 provides that an entity should use a two-step approach to evaluate whether an equity-linked financial instrument (or embedded feature) is indexed to its own stock, including evaluating the instrument’s contingent exercise and settlement provisions.

The Company utilizes a Monte Carlo simulation model for the make whole feature in the Company’s outstanding Equity Line of Credit and for convertible notes that have an option to convert at a variable number of shares to compute the fair value of the derivative and to mark to market the fair value of the derivative at each condensed consolidated balance sheet date. The inputs utilized in the application of the Monte Carlo model included a starting stock price, an expected term of each debenture remaining from the valuation date to maturity, an estimated volatility, drift, and a risk-free rate. The Company records the change in the fair value of the derivative as other income or expense in the condensed consolidated statements of operations and comprehensive loss.

As of March 31, 2026 and December 31, 2025, the Company had $1,459,084 and $1,668,038 of derivative liability on its condensed consolidated balance sheets, respectively. This was primarily attributable to the change in the fair value of the bifurcated conversion and make-whole features associated with the Company’s convertible notes and warrants, as re-measured under the Monte Carlo simulation model at the March 31, 2026 balance sheet date, reflecting the shorter remaining term and updated market-based inputs. During the three months ended March 31, 2026 and 2025, the Company recorded a change in the derivative valuation of $270,784 and $0, respectively.

Derivative Liability

The Company evaluates its debt and equity issuances to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with paragraph 815-10-05-4 and Section 815-40-25 of the FASB ASC. The result of this accounting treatment is that the fair value of the embedded derivative is marked-to-market each balance sheet date and recorded as either an asset or a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the consolidated statements of operations as other income or expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the date of conversion or exercise or cancellation and then the related fair value is reclassified to equity. Upon extinguishment or cancellation of a derivative instrument, any difference between the fair value and the settlement amount is recognized as a gain or loss under change in derivative liability on the consolidated statements of operations.

In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the consolidated balance sheets as current or non-current based on whether or not net-cash settlement of the derivative instrument is expected within 12 months of the consolidated balance sheet dates.

The Company adopted Section 815-40-15 of the FASB ASC (“Section 815-40-15”) to determine whether an instrument (or an embedded feature) is indexed to the Company’s own stock. Section 815-40-15 provides that an entity should use a two-step approach to evaluate whether an equity-linked financial instrument (or embedded feature) is indexed to its own stock, including evaluating the instrument’s contingent exercise and settlement provisions.

The Company utilizes a Monte Carlo simulation model for the make whole feature in the Company’s outstanding convertible notes that have an option to convert at a variable number of shares to compute the fair value of the derivative and to mark to market the fair value of the derivative at each consolidated balance sheet date. The inputs utilized in the application of the Monte Carlo model included a starting stock price, an expected term of each debenture remaining from the valuation date to maturity, an estimated volatility, drift, and a risk-free rate. The Company records the change in the fair value of the derivative as other income or expense in the consolidated statements of operations.

Shipping and Handling Costs	Shipping and Handling Costs The Company classifies freight billed to customers as sales revenue and the related freight costs as cost of revenue.	Shipping and Handling Costs The Company classifies freight billed to customers as sales revenue and the related freight costs as cost of revenue.
Revenue Recognition

Revenue Recognition

Under ASC Topic 606, revenue is recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The Company determines revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;
●	identification of the performance obligations in the contract;
●	determination of the transaction price. The transaction price for any given subscriber could decrease based on any payments made to that subscriber. A subscriber may be eligible for payment through one or more of the monetization features offered to Vocal creators, including earnings through reads (on a cost per mile basis) and cash prizes offered to Challenge winners;
●	allocation of the transaction price to the performance obligations in the contract; and
●	recognition of revenue when, or as, the Company satisfies a performance obligation.

Revenue from continuing operations disaggregated by revenue source for the three months ended March 31, 2026 and 2025 consists of the following:

	For the three months ended
	March 31,
	2026	2025
Agency (Managed Services + Branded Content)	$69,000	$134,800
Platform (Creator Subscriptions)	101,967	133,299
Ecommerce	32,760	23,785
Total Revenue	$203,727	$291,884

The Company utilizes the output method to measure the results achieved and value transferred to a customer over time. Timing of revenue recognition from continuing operations for the three months ended March 31, 2026 and 2025 consists of the following:

	For the three months ended
	March 31,
	2026	2025
Products and services transferred over time	$170,877	$275,780
Products transferred at a point in time	32,850	16,104
	$203,727	$291,884

Customer and Sales Concentrations

The Company’s revenue stream may be dependent on a limited number of key customers. A loss of any significant customer, a decline in demand from such customers, or a deterioration in their financial condition could negatively impact the Company’s future revenues and profitability.

During the three months ended March 31, 2026, one customer represented 33.87% of total revenue. During the three months ended March 31, 2025, two customers represented 46% of total revenue.

Agency Revenue

Managed Services

The Company provides Studio/Agency Service offerings to business-to-business (B2B) and business-to-consumer (B2C) product and service brands which encompasses a full range of digital marketing and e-commerce solutions. The Company’s services include the setup and ongoing management of clients’ websites, Amazon and Shopify storefronts and listings, social media pages, search engine marketing, and other various tools and sales channels utilized by e-commerce sellers for sales and growth optimization. Contracts are broken into three categories: Partners, Monthly Services, and Projects. Contract amounts for Partner and Monthly Services clients range from approximately $5,000-$45,000 per month while Project amounts vary depending on the scope of work. Partner and Monthly clients are billed monthly for the work completed within that month. Revenue is recognized over time as service obligations and milestones in the contract are met.

Branded Content

Branded content represents the revenue recognized from the Company’s obligation to create and publish branded articles and/or branded challenges for clients on the Vocal platform and promote said stories, tracking engagement for the client. In the case of branded articles, the performance obligation is satisfied when the Company successfully publishes the articles on its platform and meets any required promotional milestones as per the contract. In the case of branded challenges, the performance obligation is satisfied when the Company successfully closes the challenge and winners have been announced. The Company recognizes revenue over time as the services are performed and any required milestones are met. Certain contracts contain separate milestones whereas the Company separates its performance obligations and utilizes the stand-alone selling price method and residual method to determine the estimate of the allocation of the transaction price.

Below are the significant components of a typical agreement pertaining to branded content revenue:

●	The Company collects fixed fees ranging from $5,000 to $60,000 per month, with branded challenges ranging from $10,000 to $25,000 and branded articles ranging from $2,500 to $10,000 per article.
●	Branded articles are created and published, and challenges are completed, within three months of the signed agreement, or as previously negotiated with the client.
●	Branded articles and challenges are promoted per the contract and engagement reports are provided to the client.

Platform Revenue

Creator Subscriptions

Vocal+ is a premium subscription offering for Vocal creators. In addition to joining for free, Vocal creators have the option to sign up for a Vocal+ membership for either $9.99 monthly or $99 annually, though these amounts are subject to promotional discounts and free trials. Vocal+ subscribers receive access to value-added features such as increased rate of cost per mile (thousand) (“CPM”) monetization, a decreased minimum withdrawal threshold, a discount on platform processing fees, member badges for their profiles, access to exclusive Vocal+ Challenges, and early access to new Vocal features. Subscription revenues stem from both monthly and annual subscriptions, the latter of which is amortized over a twelve-month period. Any customer payments received are recognized over the subscription period, with any payments received in advance being deferred until they are earned. Any discounts are run as coupon codes applied at the time of transaction and accounted for as a reduction in gross revenue.

The transaction price for any given subscriber could decrease based on any payments made to that subscriber. A subscriber may be eligible for payment through one or more of the monetization features offered to Vocal creators, including earnings through reads (on a cost per mille basis) and cash prizes offered to Challenge winners. Potential revenue offset is calculated by reviewing a subscriber’s earnings in conjunction with payments made by the subscriber on a monthly and/or annual basis.

Air Mobility Revenue

Fly Flyte, Inc., acquired by the Company during the three months ended March 31, 2025 and operating under the brand name of Flyte, generates revenue through three primary private aviation services: Flyte Hops, Flyte Luxe, and Jet Card Memberships.

Flyte Hops refers to short-haul private flights operated directly by Flyte under its Part 135 certificate. These flights are conducted on Flyte-managed aircraft and typically service high-demand regional routes throughout the New York Metro Area, Long Island, New England and the Eastern seaboard, to any destination within 400 nautical miles of Flyte’s base in Farmingdale, New York. Revenue is recognized upon completion of each flight segment and includes base charter rates, repositioning fees, and ancillary charges. Customer payments received in advance are recorded as deferred revenue until the related flight is completed.

Flyte Luxe is Flyte’s brokerage division, offering clients access to on-demand charters through a vetted network of third-party operators. In these transactions, Flyte acts as an agent and earns revenue on a net basis through booking fees or a markup over the wholesale cost. Revenue is recognized when the flight occurs. Deposits or prepayments made prior to flight are deferred until service is rendered.

Jet Card Memberships allow clients to prepay for charter credit in U.S. dollars, which can be applied to both Flyte Hops and Flyte Luxe flights. Members benefit from preferred booking access, flexible terms, and loyalty-based perks. Flyte retains full discretion over flight pricing, and credit may be applied across both operated and brokered flights. Revenue is recognized as credit is drawn down for completed charters. Any unused credit at period-end is recorded as deferred revenue.

Discounts, promotions, and any flight credits issued are treated as reductions to gross revenue. Refunds or pricing adjustments are reflected in the period in which they occur.

On March 9, 2026, the Company sold Fly Flyte, Inc. and will no longer consolidate its revenues for the remainder of the year. See Note 10 – Acquisitions, Investments and Disposals.

Revenue Recognition

Under ASC Topic 606, revenue is recognized when control of the promised goods or services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services.

The Company determines revenue recognition through the following steps:

●	identification of the contract, or contracts, with a customer;
●	identification of the performance obligations in the contract;
●	determination of the transaction price. The transaction price for any given subscriber could decrease based on any payments made to that subscriber. A subscriber may be eligible for payment through one or more of the monetization features offered to Vocal creators, including earnings through reads (on a cost per mile basis) and cash prizes offered to Challenge winners;
●	allocation of the transaction price to the performance obligations in the contract; and
●	recognition of revenue when, or as, the Company satisfies a performance obligation.

Revenue disaggregated by revenue source for the years ended December 31, 2025 and 2024 consists of the following:

	Year Ended
	December 31,
	2025	2024
Agency (Managed Services & Branded Content)	$483,550	$714,548
Platform (Creator Subscriptions)	569,901	736,567
Other Revenue	225,543	47,759
	$1,278,994	$1,498,874

The Company utilizes the output method to measure the results achieved and value transferred to a customer over time. Timing of revenue recognition for the years ended December 31, 2025 and 2024 consists of the following:

	Year Ended
	December 31,
	2025	2024
Products and services transferred over time	$1,207,251	$1,451,151
Products transferred at a point in time	71,743	47,723
	$1,278,994	$1,498,874

Customer and Sales Concentrations

The Company’s revenue stream may be dependent on a limited number of key customers. A loss of any significant customer, a decline in demand from such customers, or a deterioration in their financial condition could negatively impact the Company’s future revenues and profitability.

During the year ended December 31, 2025, one customer represented 38.58% of total revenue from continuing operations and 99.27% of Agency revenue.

Agency Revenue

Managed Services

The Company provides Studio/Agency Service offerings to business-to-business (“B2B”) and business-to-consumer (“B2C”) product and service brands which encompasses a full range of digital marketing and e-commerce solutions. The Company’s services include the setup and ongoing management of clients’ websites, Amazon and Shopify storefronts and listings, social media pages, search engine marketing, and other various tools and sales channels utilized by e-commerce sellers for sales and growth optimization. Contracts are broken into three categories: Partners, Monthly Services, and Projects. Contract amounts for Partner and Monthly Services clients range from approximately $5,000-$45,000 per month while Project amounts vary depending on the scope of work. Partner and Monthly clients are billed monthly for the work completed within that month. Revenue is recognized over time as service obligations and milestones in the contract are met.

Branded Content

Branded content represents the revenue recognized from the Company’s obligation to create and publish branded articles and/or branded challenges for clients on the Vocal platform and promote said stories, tracking engagement for the client. In the case of branded articles, the performance obligation is satisfied when the Company successfully publishes the articles on its platform and meets any required promotional milestones as per the contract. In the case of branded challenges, the performance obligation is satisfied when the Company successfully closes the challenge and winners have been announced. The Company utilizes the completed contract method when revenue is recognized over time as the services are performed and any required milestones are met. Certain contracts contain separate milestones whereas the Company separates its performance obligations and utilizes the stand-alone selling price method and residual method to determine the estimate of the allocation of the transaction price.

Below are the significant components of a typical agreement pertaining to branded content revenue:

●	The Company collects fixed fees ranging from $5,000 to $60,000 per month, with branded challenges ranging from $10,000 to $25,000 and branded articles ranging from $2,500 to $10,000 per article.
●	Branded articles are created and published, and challenges are completed, within three months of the signed agreement, or as previously negotiated with the client.
●	Branded articles and challenges are promoted per the contract and engagement reports are provided to the client.

Platform Revenue

Creator Subscriptions

Vocal+ is a premium subscription offering for Vocal creators. In addition to joining for free, Vocal creators now have the option to sign up for a Vocal+ membership for either $9.99 monthly or $99 annually, though these amounts are subject to promotional discounts and free trials. Vocal+ subscribers receive access to value-added features such as increased rate of cost per mille (thousand) (“CPM”) monetization, a decreased minimum withdrawal threshold, a discount on platform processing fees, member badges for their profiles, access to exclusive Vocal+ Challenges, and early access to new Vocal features. Subscription revenues stem from both monthly and annual subscriptions, the latter of which is amortized over a twelve-month period. Any customer payments received are recognized over the subscription period, with any payments received in advance being deferred until they are earned. Any discounts are run as coupon codes applied at the time of transaction and accounted for as a reduction in gross revenue.

The transaction price for any given subscriber could decrease based on any payments made to that subscriber. A subscriber may be eligible for payment through one or more of the monetization features offered to Vocal creators, including earnings through reads (on a cost per mille basis) and cash prizes offered to Challenge winners. Potential revenue offset is calculated by reviewing a subscriber’s earnings in conjunction with payments made by the subscriber on a monthly and/or annual basis.

Discounts and promotions are treated as reductions to gross revenue. Refunds or pricing adjustments are reflected in the period in which they occur.

Cost of Revenues

Cost of Revenue

Cost of revenues consists of costs that are directly attributable to the generation of the Company’s revenues and varies by business and operating segment.

For the Vocal segment, cost of revenues primarily includes amounts paid to content creators based on engagement metrics, such as the number of reads generated by published content, as well as prize payments awarded in connection with branded and non-branded writing challenges.

For the OG Collection segment, cost of revenues includes contract assembly labor, materials used to produce goods, and shipping and packaging costs associated with fulfilling customer orders. The Company does not carry inventory on its balance sheet, as inventory balances have been previously written down as obsolete.

Gross margin includes all costs that are allocable to cost of revenues in accordance with GAAP. The Company does not include depreciation or amortization within cost of revenues, as it does not own or utilize depreciable or amortizable assets that are directly attributable to revenue-producing activities. Accordingly, no depreciation or amortization is allocable to cost of revenues.

Deferred Revenue

Deferred Revenue

Deferred revenue consists of billings and payments received from clients in advance of revenue recognition. The Company has two types of deferred revenue: (i) subscription revenue, where revenue is recognized ratably over the subscription period, and (ii) contract liabilities, where revenue is recognized when the related performance obligation is satisfied.

For subscription revenue, the Company expects to recognize the deferred revenue within the next twelve months, over the life of the subscription. For contract liabilities, the Company will recognize the deferred revenue at the point in time the related service is performed, which can vary depending on the nature of the contract but is generally expected to occur within one year.

As of March 31, 2026 and December 31, 2025, the Company had deferred revenue of $98,511 and $118,862, respectively.

Deferred Revenue

Deferred revenue consists of billings and payments received from clients in advance of revenue recognition. The Company has two types of deferred revenue: (i) subscription revenue, where revenue is recognized ratably over the subscription period, and (ii) contract liabilities, where revenue is recognized when the related performance obligation is satisfied.

For subscription revenue, the Company expects to recognize the deferred revenue within the next twelve months, over the life of the subscription. For contract liabilities, the Company will recognize the deferred revenue at the point in time the related service is performed, which can vary depending on the nature of the contract but is generally expected to occur within one year.

As of December 31, 2025 and 2024, the Company had deferred revenue of $118,862 and $146,950, respectively. Changes in the balance of deferred revenue for the periods presented are as follows:

Deferred Revenue
Balance as of December 31, 2023	$266,037
Billings for the period	1,379,787
Revenue recognized	(1,498,874)
Balance as of December 31, 2024	146,950
Billings for the period	1,250,906
Revenue recognized	(1,278,994)
Balance as of December 31, 2025	$118,862

Accounts Receivable and Allowances

Accounts Receivable and Allowances

Accounts receivable are recorded and carried when the Company has performed the work in accordance with managed services, project, partner, consulting and branded content agreements. For example, the Company bills a branded content client and records the receivable once milestones are reached that are set in the agreement. The Company makes estimates for the allowance for doubtful accounts and allowance for unbilled receivables based upon its assessment of various factors, including historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, and other factors that may affect its ability to collect from customers.

The Company adheres to the provisions of ASC 326, Financial Instruments – Credit Losses, which requires the measurement of credit losses based on an expected loss model, known as the Current Expected Credit Losses (CECL) model. The CECL model replaces the incurred loss methodology and requires the Company to estimate credit losses over the life of its receivables, considering historical data, current conditions, and reasonable and supportable forecasts.

During the three months ended March 31, 2026 and 2025, the Company recorded $0 as a credit loss.

Accounts Receivable and Allowances

Accounts receivable are recorded and carried when the Company has performed the work in accordance with managed services, project, partner, consulting and branded content agreements. For example, the Company bills a branded content client and records the receivable once milestones are reached that are set in the agreement. The Company makes estimates for the allowance for doubtful accounts and allowance for unbilled receivables based upon its assessment of various factors, including historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, and other factors that may affect its ability to collect from customers.

The Company adheres to the provisions of ASC 326, Financial Instruments – Credit Losses, which requires the measurement of credit losses based on an expected loss model, known as the Current Expected Credit Losses (“CECL”) model. The CECL model replaces the incurred loss methodology and requires the Company to estimate credit losses over the life of its receivables, considering historical data, current conditions, and reasonable and supportable forecasts.

During the years ended December 31, 2025 and 2024, the Company recorded $0 as a credit loss.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred, in accordance with ASC 720-35, “Advertising Costs.” These costs are recognized as operating expenses in the period in which they are incurred and are classified within general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss.

The Company does not capitalize direct-response advertising costs, as they do not meet the criteria for deferral under ASC 720-35-25-1.

The Company recognized $106,474 and $41,463 in marketing and advertising costs during the three months ended March 31, 2026 and 2025, respectively.

Advertising Costs

Advertising costs are expensed as incurred, in accordance with ASC 720-35, “Advertising Costs.” These costs are recognized as operating expenses in the period in which they are incurred and are classified within general and administrative expenses in the consolidated statements of operations.

The Company does not capitalize direct-response advertising costs, as they do not meet the criteria for deferral under ASC 720-35-25-1.

The Company recognized $518,594 and $274,039 in marketing and advertising costs during the years ended December 31 2025 and 2024, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes compensation expense for all equity–based payments granted in accordance with ASC 718 “Compensation – Stock Compensation”. Under fair value recognition provisions, the Company recognizes equity–based compensation over the requisite service period of the award. The Company has a relatively low forfeiture rate of stock-based compensation and forfeitures are recognized as they occur.

Restricted stock awards are granted at the discretion of the Company. These awards are restricted as to the transfer of ownership and generally vest over the requisite service periods.

The fair value of an option award is estimated on the date of grant using the Black–Scholes option valuation model. The Black–Scholes option valuation model requires the development of assumptions that are inputs into the model. These assumptions are the value of the underlying share, the expected stock volatility, the risk–free interest rate, the expected life of the option, the dividend yield on the underlying stock and forfeitures are recognized as they occur. Expected volatility is derived from the Company’s historical data over the expected option life and other appropriate factors. Risk–free interest rates are calculated based on continuously compounded risk–free rates for the appropriate term. The dividend yield is assumed to be zero as the Company has never paid or declared any cash dividends on its Common stock and does not intend to pay dividends on its Common stock in the foreseeable future. Forfeitures are recognized as they occur.

Determining the appropriate fair value model and calculating the fair value of equity–based payment awards requires the input of the subjective assumptions described above. The assumptions used in calculating the fair value of equity–based payment awards represent management’s best estimates, which involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and the Company uses different assumptions, our equity–based compensation could be materially different in the future. The Company issues awards of equity instruments, such as stock options and restricted stock units, to employees and certain non-employee directors. Compensation expense related to these awards is based on the fair value of the underlying stock on the award date and is amortized over the service period, defined as the vesting period. The vesting period is generally one to three years. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of grant is used for restricted stock units. Compensation expense is reduced for actual forfeitures as they occur.

During the three months ended March 31, 2026 and 2025, the Company had stock based compensation of $11,307,992 and $949,924, respectively. The increase is primarily attributable to the issuance of stock options to the Company’s officers, directors, employees, and consultants during the period, substantially all of which vested upon grant and were therefore recognized in full at their grant-date fair value.

Stock-Based Compensation

The Company recognizes compensation expense for all equity–based payments granted in accordance with ASC 718 “Compensation – Stock Compensation”. Under fair value recognition provisions, the Company recognizes equity–based compensation over the requisite service period of the award. The Company has a relatively low forfeiture rate of stock-based compensation and forfeitures are recognized as they occur.

Restricted stock awards are granted at the discretion of the Company. These awards are restricted as to the transfer of ownership and generally vest over the requisite service periods.

The fair value of an option award is estimated on the date of grant using the Black–Scholes option valuation model. The Black–Scholes option valuation model requires the development of assumptions that are inputs into the model. These assumptions are the value of the underlying share, the expected stock volatility, the risk–free interest rate, the expected life of the option, the dividend yield on the underlying stock and forfeitures are recognized as they occur. Expected volatility is derived from the Company’s historical data over the expected option life and other appropriate factors. Risk–free interest rates are calculated based on continuously compounded risk–free rates for the appropriate term. The dividend yield is assumed to be zero as the Company has never paid or declared any cash dividends on its Common stock and does not intend to pay dividends on its Common stock in the foreseeable future. Forfeitures are recognized as they occur.

Determining the appropriate fair value model and calculating the fair value of equity–based payment awards requires the input of the subjective assumptions described above. The assumptions used in calculating the fair value of equity–based payment awards represent management’s best estimates, which involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and the Company uses different assumptions, our equity–based compensation could be materially different in the future. The Company issues awards of equity instruments, such as stock options and restricted stock units, to employees and certain non-employee directors. Compensation expense related to these awards is based on the fair value of the underlying stock on the award date and is amortized over the service period, defined as the vesting period. The vesting period is generally one to three years. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of the Company’s common stock at the date of grant is used for restricted stock units. Compensation expense is reduced for actual forfeitures as they occur.

Loss Per Share

Loss Per Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net loss per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. For the three months ended March 31, 2026 and March 31, 2025, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive.

The Company had the following common stock equivalents at March 31, 2026 and 2025:

	March 31,
	2026	2025
Series A preferred	10,870	-
Series E preferred	11	11
Series F preferred	114,150	22,830
Series G preferred	1,296,000	495,638
Series H preferred	73,892	73,892
Series I preferred	378,120	-
Options	1,663,415	266,260
Warrants	2,461,972	1,688,062
Convertible notes	314,097	26,177
Totals	6,312,527	2,572,870

Loss Per Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted net loss per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. For the years ended December 31, 2025 and 2024, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive.

The Company had the following common stock equivalents at December 31, 2025 and 2024:

	December 31,
	2025	2024
Series A preferred	10,870	-
Series E preferred	11	23
Series F preferred	114,150	31,180
Series G preferred	1,296,000	78,188
Series H preferred	73,891	73,891
Series I preferred	378,120	-
Options	569,922	103,679
Warrants	2,401,378	1,310,343
Convertible notes	276,597	14,808
Totals	4,181,859	1,612,112

Segment Reporting

Segment Reporting

The Company operates in two reportable segments: Vocal and OG Collection. Following the divestiture of the Air Mobility segment in March 2026, Air Mobility is presented as discontinued operations in the Company’s condensed consolidated financial statements and is no longer reported as a separate segment. See Note 11 – Discontinued Operations for further discussion of discontinued operations. The Company’s segments are determined based on the economic characteristics of its products and services, the internal organizational structure, and the manner in which operations are managed. Segment determinations are also based on the information regularly reviewed by the CEO, the Company’s Chief Operating Decision Maker (“CODM”), who evaluates segment performance primarily using measures such as revenue, gross margin, operating profit, and platform engagement metrics.

The Company discloses segment information in accordance with ASC Topic 280, Segment Reporting, including the identification of reportable segments and the presentation of measures of segment profit or loss that are regularly reviewed by the CODM. With the adoption of ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Company now provides enhanced disclosures of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment performance. The amended guidance also requires disclosure of the CODM’s role and expands required interim segment disclosures.

Segment Reporting

The Company operates in two reportable segments: Vocal and OG Collection. Following the divestiture of the Company’s air mobility business, the Air Mobility segment is presented as discontinued operations for all periods presented (see Note 13 — Discontinued Operations). The Company’s segments are determined based on the economic characteristics of its products and services, the internal organizational structure, and the manner in which operations are managed. Segment determinations are also based on the information regularly reviewed by the Company’s Chief Operating Decision Maker (“CODM”), who evaluates segment performance primarily using measures such as revenue, gross margin, operating profit, and platform engagement metrics.

The Company discloses segment information in accordance with ASC Topic 280, Segment Reporting, including the identification of reportable segments and the presentation of measures of segment profit or loss that are regularly reviewed by the CODM. With the adoption of ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Company now provides enhanced disclosures of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment performance. The amended guidance also requires disclosure of the CODM’s role and expands required interim segment disclosures.

The Company adopted ASU 2023-07 as of January 1, 2024. The adoption did not have a material impact on the Company’s consolidated financial statements; however, it resulted in expanded qualitative and quantitative disclosures regarding the Company’s segment results and significant segment expenses.

Recently Issued Accounting Standards Not Yet Adopted

Recently Issued Accounting Standards Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03 – Income Statement—Reporting Comprehensive Income (Topic 220): Disaggregation of Income Statement Expenses, which enhances expense disclosure requirements by:

●	Requiring tabular disclosure of certain natural expense categories—such as employee compensation, depreciation, amortization, and inventory purchases—within relevant income statement line items.
●	Requiring qualitative descriptions of any remaining expenses included within those line items that are not separately disclosed.
●	Requiring annual disclosure of total selling expenses and the Company’s definition of selling expenses, where applicable.

This ASU is effective for annual periods beginning after December 15, 2026, and for interim periods within annual periods beginning after December 15, 2027. Early adoption is permitted.

The Company is currently evaluating the impact of ASU 2024-03 on its expense disclosures and related reporting requirements.

ASU 2025-01 – Clarifying the Effective Date of ASU 2024-03

In January 2025, the FASB issued ASU 2025-01 – Income Statement—Reporting Comprehensive Income (Topic 220): Clarifying the Effective Date, which clarifies the effective date provisions of ASU 2024-03 for all public business entities. The amendments confirm that the guidance in ASU 2024-03 is effective for:

●	Annual periods beginning after December 15, 2026, and
●	Interim periods within annual periods beginning after December 15, 2027.

Early adoption remains permitted.

The Company is evaluating the impact of ASU 2025-01 in conjunction with its assessment of ASU 2024-03.

Management does not believe that any recently issued, but not yet effective accounting pronouncements, when adopted, will have a material effect on the accompanying consolidated financial statements.

Recently Issued Accounting Standards Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03 – Income Statement—Reporting Comprehensive Income (Topic 220): Disaggregation of Income Statement Expenses, which enhances expense disclosure requirements by:

●	Requiring tabular disclosure of certain natural expense categories—such as employee compensation, depreciation, amortization, and inventory purchases—within relevant income statement line items.
●	Requiring qualitative descriptions of any remaining expenses included within those line items that are not separately disclosed.
●	Requiring annual disclosure of total selling expenses and the Company’s definition of selling expenses, where applicable.

This ASU is effective for annual periods beginning after December 15, 2026, and for interim periods within annual periods beginning after December 15, 2027. Early adoption is permitted.

The Company is currently evaluating the impact of ASU 2024-03 on its expense disclosures and related reporting requirements.

In November 2024, the FASB issued ASU 2024-04 – Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which clarifies the accounting for inducements offered to holders of convertible debt. The amendments:

●	Require application of the “pre-existing contract” approach when determining whether a transaction qualifies as an induced conversion.
●	Clarify that induced conversion accounting may apply whether settlement is in cash or equity, provided the original conversion terms are preserved.
●	Provide guidance for evaluating inducements when the underlying convertible debt was modified or exchanged within the prior 12 months.

This ASU is effective for annual periods beginning after December 15, 2025, and for interim periods within those annual periods. Early adoption is permitted.

The Company is currently assessing the applicability and potential impact of ASU 2024-04.

ASU 2025-01 – Clarifying the Effective Date of ASU 2024-03

In January 2025, the FASB issued ASU 2025-01 – Income Statement—Reporting Comprehensive Income (Topic 220): Clarifying the Effective Date, which clarifies the effective date provisions of ASU 2024-03 for all public business entities. The amendments confirm that the guidance in ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within annual periods beginning after December 15, 2027.

Early adoption remains permitted.

The Company is evaluating the impact of ASU 2025-01 in conjunction with its assessment of ASU 2024-03.

Management does not believe that any recently issued, but not yet effective accounting pronouncements, when adopted, will have a material effect on the accompanying consolidated financial statements.

Discontinued Operations

Discontinued Operations

The Company reports the results of operations of a business as discontinued operations when a disposal represents a strategic shift that has, or will have, a major effect on the Company’s operations and financial results, in accordance with ASC 205-20, Presentation of Financial Statements — Discontinued Operations. The results of operations, assets, and liabilities of the Company’s air mobility business, which was divested on March 9, 2026, are presented as discontinued operations for all periods presented. Assets and liabilities of the discontinued operations are presented separately on the consolidated balance sheet, and the results of the discontinued operations are reported as a separate component of net loss on the consolidated statements of operations. See Note 13 — Discontinued Operations.

Other accounting policies

Other accounting policies

In May 2021, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance intended to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. (ASU 2021-04), Derivatives and Hedging Contracts in Entity’s Own Equity (Topic 815). This guidance’s amendments provide measurement, recognition, and disclosure guidance for an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after modification or exchange. During the years ended December 31, 2025 and 2024, the Company recognized a deemed dividend of $2,071,047 and $30,946,827 from the modification of warrants, respectively.

The Company accounts for credit losses in accordance with Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 326, Financial Instruments – Credit Losses. The Company recognizes an allowance for expected credit losses for financial assets measured at amortized cost, including trade receivables, based on historical experience, current conditions, and reasonable and supportable forecasts.

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. This ASU amends the guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity, and also improves and amends the related EPS guidance for both Subtopics. ASU 2020-06 is effective for the fiscal year beginning after December 15, 2022, including interim periods within that fiscal year. The adoption of the guidance did not have a material impact on the Company’s consolidated financial statements.

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (Topic 805), which aims to improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in recognition and payment terms that affect subsequent revenue recognition. ASU 2021-08 is effective for the fiscal year beginning after December 15, 2022, including interim periods within that fiscal year. There was no material impact on the Company’s consolidated financial statements upon the adoption of this ASU.

Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

In December 2023, the FASB issued Accounting Standards Update 2023-09 – Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements by:

●	Standardizing and disaggregating rate reconciliation categories.
●	Requiring disclosure of income taxes paid by jurisdiction.

This ASU is effective for annual periods beginning after December 15, 2024, and may be applied on a prospective or retrospective basis. Early adoption is permitted.

The adoption of ASU 2023-09 did not have a material impact on the Company’s consolidated financial statements.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 requires disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of segment profit or loss. The update also requires disclosure regarding the CODM and expands the interim segment disclosure requirements. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The adoption of ASU 2023-07 did not have a material impact on the Company’s condensed consolidated financial statements.

In November 2024, the FASB issued ASU 2024-04 – Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which clarifies the accounting for inducements offered to holders of convertible debt. The amendments:

●	Require application of the “pre-existing contract” approach when determining whether a transaction qualifies as an induced conversion.
●	Clarify that induced conversion accounting may apply whether settlement is in cash or equity, provided the original conversion terms are preserved.
●	Provide guidance for evaluating inducements when the underlying convertible debt was modified or exchanged within the prior 12 months.

This ASU is effective for annual periods beginning after December 15, 2025, and for interim periods within those annual periods. Early adoption is permitted.

The adoption of ASU 2024-04 did not have a material impact on the Company’s consolidated financial statements.

Recently Adopted Accounting Guidance

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 requires disclosure of significant segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of segment profit or loss. The update also requires disclosure regarding the CODM and expands the interim segment disclosure requirements. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The adoption of ASU 2023-07 did not have a material impact on the Company’s consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 – Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements by:

●	Standardizing and disaggregating rate reconciliation categories.
●	Requiring disclosure of income taxes paid by jurisdiction.

This ASU is effective for annual periods beginning after December 15, 2024, and may be applied on a prospective or retrospective basis. Early adoption is permitted.

Revision of Previously Issued Consolidated Financial Statements

Revision of Previously Issued Consolidated Financial Statements

During the preparation of the Company’s consolidated financial statements for the year ended December 31, 2025, management identified certain errors in stockholders’ equity (deficit) of its previously issued unaudited condensed consolidated financial statements as of September 30, 2025 within the Company’s third quarter 2025 Quarterly Report.

The Company assessed the materiality of the errors on the prior period condensed consolidated financial statements and concluded they were not material to the prior interim period. The Company corrected these errors by revising its unaudited interim financial information for the nine months ended September 30, 2025 to correct for the impact of such errors. These errors are related to (i) the reporting of the par value of Stock in Subsidiaries: Vocal, Inc. Preferred stock, $0.001 par value, (ii) the reporting of the par value of Stock in Subsidiaries: OG Collection, Inc. Preferred stock, $0.001 par value, and (iii) the reporting of the value of non-controlling interest in consolidated subsidiaries.

These revisions had no impact on total assets, total liabilities, total stockholders’ deficit, or the Company’s previously reported net loss for the period as of and for the three and nine months ended September 30, 2025. The revisions have been reflected in the accompanying consolidated financial statements.

The following table summarizes the effects these corrections had on the Company’s unaudited condensed consolidated statement of changes in stockholders’ equity (deficit) by financial statement line item:

	As of September 30, 2025
	As Reported	Adjustment	As Revised

Stock in Subsidiaries: Vocal, Inc. Preferred stock, $0.001 par value	$178	$(178)	$-
Stock in Subsidiaries: OG Collection, Inc. Preferred stock, $0.001 par value	200	(200)	-
Non-Controlling Interest	5,541,786	378	5,542,164
Total Stockholders’ (Deficit)	9,048,046	-	9,048,046